Related Party Disclosures - Summary Of Transactions And Balances With Related Parties (Directors And Senior Management) (Detail) - Remuneration of Directors and Key Management [Member] - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Short-term benefits	€ 689	€ 1,003
Termination benefits	160	0
Share-based payment plan expenses	89	430
Total	€ 938	€ 1,433